RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥)					12 Months Ended			84 Months Ended
	Aug. 18, 2025	Jul. 28, 2025	Apr. 30, 2025	Apr. 28, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2019	Aug. 30, 2024	Oct. 16, 2023
Related Party Transaction [Line Items]
Holder, interest rate									15.00%	10.00%
Service					¥ 13,720,000
Contract liability					195,039,000	153,477,000	78,170,000
Advance payments					67,742,000	14,413,000
Incurred guarantee fee					¥ 660,000	132,000
Prepaid expenses						660,000
Unpaid guarantee fees						792,000
Bank loan							50,000,000
Guarantee fees							1,371,000
Unpaid guarantee fees and accrued interest								¥ 8,513,000
Issuance of common shares for cash, net of offering cost, shares					6,000
Total purchase price					¥ 736,257,000		¥ 9,890,000
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common shares for cash, net of offering cost, shares					389,344		1,798
Total purchase price					¥ 620,729,000		¥ 4,945,000
EXEO Group [Member]
Related Party Transaction [Line Items]
Amount from related party					105,607,000	78,142,000	¥ 60,011,000
Accounts receivable purchase					31,146,000	1,394,000
Contract liability					¥ 15,947,000	¥ 13,822,000
EXEO Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%	5.00%
SHIMIZU CORPORATION [Member]
Related Party Transaction [Line Items]
Amount from related party					¥ 219,000	¥ 1,856,000	¥ 189,000
Accounts receivable purchase
SHIMIZU CORPORATION [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%	5.00%
Sojitz Corporation [Member]
Related Party Transaction [Line Items]
Advance payments					¥ 39,325,000
Sojitz Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%	5.00%
KAGA ELECTRONICS CO.,LTD [Member]
Related Party Transaction [Line Items]
Amount from related party							¥ 35,952,000
KAGA ELECTRONICS CO.,LTD [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate							5.00%
MCC Venture Capital Limited [Member] | Convertible Bond Agreement [Member]
Related Party Transaction [Line Items]
Holder, interest rate						¥ 199,998,000
Bond payable						199,998,000
Accrued interest expenses					¥ 9,370,000	¥ 19,178,000
MCC Venture Capital Limited [Member] | Subscription Agreements [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common shares for cash, net of offering cost, shares		21,645
Purchase price per share		¥ 2,310
Total purchase price	¥ 50,000,027,000
MCC Venture Capital Limited [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%
Nikken Lease Kogyo Co., Ltd [Member]
Related Party Transaction [Line Items]
Service					¥ 6,337,000
Accounts receivable purchase					1,077,000
Contract liability					136,000
Holder, interest rate					¥ 83,348,000
Nikken Lease Kogyo Co., Ltd [Member] | Subscription Agreements [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common shares for cash, net of offering cost, shares				84,388
Purchase price per share				¥ 2,370
Total purchase price			¥ 199,999,955,000
Nikken Lease Kogyo Co., Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%
Citibank NA [Member]
Related Party Transaction [Line Items]
Accrued interest expenses					¥ 24,474,000
Registration maintenance fee					¥ 71,730
Citibank NA [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%